RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectuses for VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF and VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF that were filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 7, 2016 (Accession No. 0000930413-16-008114), which are incorporated herein by reference.